Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill

10. Goodwill

Changes in the book value of goodwill were as follows:

	Year ended December 31,
	2011	2010
Balance at January 1	$4,091,307	$3,951,196
Acquisitions	889,506	152,252
Divestitures	(9,837)	(12,128)
Impairment charge	(24,000)	—
Other adjustments	—	(13)

Balance at December 31	$4,946,976	$4,091,307

As of December 31, 2011, there was $4,865,864 and $81,112 of goodwill associated with the dialysis and related lab services business and the ancillary services and strategic initiatives, respectively.

As of December 31, 2010, there was $4,022,365 and $68,942 of goodwill associated with the dialysis and related lab services business and the ancillary services and strategic initiatives, respectively.

In the second quarter of 2011, the Company determined that circumstances indicated it was more likely than not that the fair value of one of its ancillary businesses, HCP, which provides infusion therapy services, was less than its carrying amount. The primary factor informing the Company’s conclusion was the recent decline in the operating performance of HCP caused mainly by rapid expansion. This led management to revise its view of HCP’s organizational growth capability and scale back significantly its plans for HCP’s future growth initiatives and to update HCP’s forecasts and current operating budgets accordingly. These revisions reflected the current and expected future cash flows that the Company believed market participants would use in determining the fair value or the HCP business. As a result, in the second quarter of 2011, the Company estimated that the carrying amount of goodwill related to HCP exceeded its implied fair value by $24,000, resulting in a pre-tax goodwill impairment charge of that amount. As of December 31, 2011, after giving effect to this impairment charge, the Company has approximately $32,000 of HCP goodwill remaining. During the fourth quarter of 2011, the Company finalized its calculation of this impairment charge, which did not change the goodwill impairment charge previously recorded.